Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Millions	Apr. 19, 2024	Feb. 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment (“PP&E”) [Line Items]
Capitalized to inventory			$ 1.0	$ 0.3
Increase in PP&E	$ 4.2	$ 12.7
Decommissioning obligations	2.3	10.2
Hangingston [Member]
Property, Plant and Equipment (“PP&E”) [Line Items]
Consideration value		$ 2.5
Athabasca Region Northern Alberta [Member]
Property, Plant and Equipment (“PP&E”) [Line Items]
Consideration value	$ 1.9